Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2019
Balances and transactions with related parties
Summary of balances and transactions with related parties

	For the year ended
	December 31, 2019		As at December 31, 2019
		Purchases/	Amounts	Amounts
	Sales to/	expenses	owed by	owed to
	income from	from related	related	related
	related parties	parties	parties	parties
Associates	121	(568)	—	(74)
Key management personnel	1	(288)	—	(83)
Other related parties	4	(27)	5	(1)

	For the year ended
	December 31, 2018		As at December 31, 2018
		Purchases/	Amounts	Amounts
	Sales to/	expenses	owed by	owed to
	income from	from related	related	related
	related parties	parties	parties	parties
Associates	—	—	180	(185)
Key management personnel	12	(168)	—	(70)
Other related parties	4	(24)	6	(3)